Investment Managers Series Trust

235 West Galena Street

Milwaukee, Wisconsin 53212

November 5, 2021

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 “F” Street, N.E.

Washington, DC 20549

Re:	Investment Managers Series Trust (the “Trust”)

File Nos. 333-122901 and 811-21719 on behalf of

the SilverPepper Commodity Strategies Global Macro Fund

and the SilverPepper Merger Arbitrage Fund

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the SilverPepper Commodity Strategies Global Macro Fund and the SilverPepper Merger Arbitrage Income Fund, each a series of the Trust (the “Funds”) do not differ from that contained in Post-Effective Amendment No. 1162 to the Trust’s Registration Statement on Form N-1A. This Amendment was filed electronically on October 26, 2021.

If you have any questions or require further information, do not hesitate to contact Diane J. Drake at (626) 385-5777.

Sincerely,

/s/Alison L. Sloniewski

Alison L. Sloniewski

Investment Managers Series Trust